Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	¥ 1,273	¥ 15,963	¥ 4,042
Assets decreased due to deconsolidation of VIEs		7,234	7,450
Liabilities decreased due to deconsolidation of VIEs		¥ 12,181	¥ 9,279